Share-based payments - Significant inputs into the model & Fair Value (Details)	12 Months Ended
	Dec. 31, 2024 GBP (£) Y £ / shares	Dec. 31, 2023 GBP (£) Y £ / shares
Share-based payments
Fair value of awards granted | £	£ 36,000,000	£ 36,000,000
Weighted average fair value per award granted | £	£ 3.963	£ 5.067
Weighted average share price for options exercised	£ 4.714	£ 5.686
Weighted average contract term remaining on shares unexercised	535 days	497 days
Performance Shares
Share-based payments
Share price	£ 4.661	£ 5.814
Expected share price volatility, percentage	29.50%	26.30%
Median share price correlation between the companies in the comparator group, percentage	73.10%	84.10%
Expected life | Y	3	3
Exercise price of the nil-cost awards	£ 0	£ 0